Loans And Debentures - Schedule of Composition of Loans and Debentures (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Borrowings		R$ 19,466	R$ 12,280	R$ 9,831	R$ 10,580
Transaction costs		(307)
Discount		(13)
Overall total		19,464
IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	[1]	11,580
CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	[2]	7,980
Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings		19,560
Total By Currency [member]
IfrsStatementLineItems [Line Items]
Borrowings		224
2026 [member]
IfrsStatementLineItems [Line Items]
Transaction costs		(6)
Discount		(2)
Overall total		3,051
2026 [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	[1]	1,348
2026 [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	[2]	1,487
2026 [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings		2,835
2026 [member] | Total By Currency [member]
IfrsStatementLineItems [Line Items]
Borrowings		224
2027 [member]
IfrsStatementLineItems [Line Items]
Borrowings
Transaction costs		(3)
Discount
Overall total		942
2027 [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	[1]	145
2027 [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	[2]	800
2027 [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings		945
2028 [member]
IfrsStatementLineItems [Line Items]
Borrowings
Transaction costs		(9)
Discount
Overall total		732
2028 [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	[1]	441
2028 [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	[2]	300
2028 [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings		741
2029 [member]
IfrsStatementLineItems [Line Items]
Borrowings
Transaction costs		(14)
Discount
Overall total		1,896
2029 [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	[1]	793
2029 [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	[2]	1,117
2029 [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings		1,910
2030 [member]
IfrsStatementLineItems [Line Items]
Borrowings
Transaction costs		(6)
Discount
Overall total		1,537
2030 [member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	[1]	159
2030 [member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	[2]	1,384
2030 [member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings		1,543
2031 onwards [Member]
IfrsStatementLineItems [Line Items]
Borrowings
Transaction costs		(269)
Discount		(11)
Overall total		11,306
2031 onwards [Member] | IPCA [member]
IfrsStatementLineItems [Line Items]
Borrowings	[1]	8,694
2031 onwards [Member] | CDI [member]
IfrsStatementLineItems [Line Items]
Borrowings	[2]	2,892
2031 onwards [Member] | Total By Index [member]
IfrsStatementLineItems [Line Items]
Borrowings		11,586
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Borrowings		224
United States of America, Dollars | 2026 [member]
IfrsStatementLineItems [Line Items]
Borrowings		224
United States of America, Dollars | 2027 [member]
IfrsStatementLineItems [Line Items]
Borrowings
United States of America, Dollars | 2028 [member]
IfrsStatementLineItems [Line Items]
Borrowings
United States of America, Dollars | 2029 [member]
IfrsStatementLineItems [Line Items]
Borrowings
United States of America, Dollars | 2030 [member]
IfrsStatementLineItems [Line Items]
Borrowings
United States of America, Dollars | 2031 onwards [Member]
IfrsStatementLineItems [Line Items]
Borrowings

[1]	Expanded National Customer Price (IPCA) Index.
[2]	CDI: Interbank Rate for Certificates of Deposit.